SCHEDULE OF CONDENSED FINANCIAL INFORMATION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 15, 2025	Aug. 05, 2025	Feb. 19, 2025	Feb. 06, 2025	Jul. 16, 2021
NON-CURRENT ASSETS
Total assets		$ 8,482,374	$ 14,440,221
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities		3,625,752	1,802,155
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value; 450,000,000 shares authorized; 2,076,974 and 1,806,000 shares issued and outstanding as of December 31, 2025 and 2024 *	[1]	$ 2,077	$ 1,806
Preferred stock, par value					$ 0.001				$ 0.0001
Preferred stock, shares authorized		50,000,000	50,000,000		50,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Additional paid-in capital		$ 35,247,273	$ 23,804,550
Accumulated deficit		(30,181,135)	(10,833,696)
Accumulated other comprehensive loss		(229,562)	(334,594)
Total shareholders’ equity		4,856,622	12,638,066
Total liabilities and shareholders’ equity		8,482,374	14,440,221
EQUITY LOSS		(19,321,585)	(3,607,073)	$ (3,445,281)
Net loss		(19,347,439)	(3,690,287)	(3,501,518)
COMPREHENSIVE LOSS
Net loss		(19,347,439)	$ (3,690,287)	(3,501,518)
Series A Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		$ 200
Preferred stock, par value		$ 0.001	$ 0.001			$ 0.0001	$ 0.0001	$ 0.001
Preferred stock, shares authorized		200,000	200,000			10,000,000	2,000,000
Preferred stock, shares issued		200,000
Preferred stock, shares outstanding		200,000
Series B Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		$ 1,000
Preferred stock, par value		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		1,000,000
Preferred stock, shares outstanding		1,000,000
Parent Company [Member]
NON-CURRENT ASSETS
Investment in subsidiaries		$ 4,856,622	$ 12,638,066
Total assets		4,856,622	12,638,066
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value; 450,000,000 shares authorized; 2,076,974 and 1,806,000 shares issued and outstanding as of December 31, 2025 and 2024 *		$ 2,077	$ 1,806
Preferred stock, shares authorized		50,000,000	50,000,000
Additional paid-in capital		$ 30,157,602	$ 19,586,674
Warrants		16,769
Accumulated deficit		(25,073,495)	(6,615,820)
Accumulated other comprehensive loss		(229,562)	(334,594)
Total shareholders’ equity		4,856,622	12,638,066
Total liabilities and shareholders’ equity		4,856,622	12,638,066
EQUITY LOSS		(13,969,798)	(2,076,775)	(1,658,203)
Net loss		(13,969,798)	(2,076,775)	(1,658,203)
COMPREHENSIVE LOSS
Net loss		(13,969,798)	(2,076,775)	(1,658,203)
Foreign currency translation adjustments		105,032	(74,040)	(214,916)
COMPREHENSIVE LOSS		(13,864,766)	(2,150,815)	$ (1,873,119)
Parent Company [Member] | Series A Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		$ 200
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		200,000	200,000
Preferred stock, shares issued		200,000
Preferred stock, shares outstanding		200,000
Parent Company [Member] | Series B Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred shares, value		$ 1,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		1,000,000
Preferred stock, shares outstanding		1,000,000

[1]	The share information is presented on a retrospective basis to reflect share consolidation. (Note 1)